FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Details of Derivative Instruments (Details) $ / shares in Units, shares in Millions				12 Months Ended
	Jun. 22, 2020 CAD ($)	Nov. 12, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Dec. 31, 2020 CAD ($) $ / $ $ / shares shares	Dec. 31, 2020 USD ($) $ / $ shares	Dec. 31, 2019 CAD ($) $ / $ $ / shares shares	Dec. 31, 2019 USD ($) $ / $ shares	Dec. 31, 2020 USD ($)	Jun. 22, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 12, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Net cash (paid) received				$ 80,000,000		$ (121,000,000)
Payments to settle derivative				8,047,000,000		18,865,000,000
Derivative financial assets outstanding				1,011,000,000		1,439,000,000							$ 1,500,000,000
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 750,000,000	$ 750,000,000
Spread on variable rate									0.60%
Hedging effect, net proceeds received from issuances	$ 1,019,000,000
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 600,000,000
Coupon rate				4.00%				4.00%
Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 1,250,000,000		$ 1,250,000,000		$ 1,250,000,000
Coupon rate				4.35%				4.35%				4.35%
Hedging effect, net proceeds received from issuances			$ 1,676,000,000
Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 1,000,000,000		1,000,000,000	$ 1,000,000,000
Coupon rate				3.70%				3.70%			3.70%
Hedging effect, net proceeds received from issuances		$ 1,308,000,000
Senior Notes Due 2029 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 1,000,000,000
Coupon rate				3.25%				3.25%
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount of outstanding bond forwards				$ 583,000,000		1,618,000,000		$ 449,000,000		1,223,000,000
Payments to settle derivative				6,826,000,000		17,630,000,000
Outstanding bond forwards				12,000,000		29,000,000
Derivative financial assets outstanding				1,086,000,000		1,383,000,000
Debt derivatives | Credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 1,385,000,000	$ 970,000,000	$ 561,000,000	$ 420,000,000
Debt derivatives entered, exchange rate | $ / $				1.428	1.428	1.336	1.336
Debt derivatives settled, notional amount				$ 1,364,000,000	$ 970,000,000	$ 564,000,000	$ 420,000,000
Debt derivatives settled, exchange rate | $ / $				1.406	1.406	1.343	1.343
Net cash (paid) received				$ (21,000,000)		$ 3,000,000
Debt derivatives | Commercial paper program
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 4,406,000,000	$ 3,316,000,000	$ 17,127,000,000	$ 12,897,000,000
Debt derivatives entered, exchange rate | $ / $				1.329	1.329	1.328	1.328
Debt derivatives settled, notional amount				$ 5,441,000,000	$ 4,091,000,000	$ 17,069,000,000	$ 12,847,000,000
Debt derivatives settled, exchange rate | $ / $				1.330	1.330	1.329	1.329
Net cash (paid) received				$ 101,000,000		$ (13,000,000)
Debt derivatives | Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate									0.955%
Hedging effect, net proceeds received from issuances	$ 1,019,000,000
Debt derivatives | Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate												4.173%
Hedging effect, net proceeds received from issuances			$ 1,676,000,000			1,676,000,000
Debt derivatives | Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate											3.996%
Hedging effect, net proceeds received from issuances		$ 1,308,000,000				1,308,000,000
Lease Liabilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 158,000,000	$ 115,000,000	$ 92,000,000	$ 70,000,000
Debt derivatives entered, exchange rate | $ / $				1.374	1.374	1.314	1.314
Debt derivatives settled, notional amount				$ 59,000,000	$ 43,000,000	$ 0	$ 0
Debt derivatives settled, exchange rate | $ / $				1.372	1.372
Bond forwards | Senior Notes Due 2049 - 4.350%
Disclosure of detailed information about financial instruments [line items]
Notional amount										1,250,000,000
Bond forwards | Senior Notes Due 2029
Disclosure of detailed information about financial instruments [line items]
Notional amount						1,000,000,000
Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional				$ 2,095,000,000	$ 1,560,000,000	$ 1,070,000,000	$ 810,000,000
Debt derivatives entered, exchange rate | $ / $				1.343	1.343	1.321	1.321
Debt derivatives settled, notional amount				$ 1,221,000,000	$ 940,000,000	$ 1,124,000,000	$ 900,000,000
Debt derivatives settled, exchange rate | $ / $				1.299	1.299	1.249	1.249
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Net cash (paid) received						$ 16,000,000
Payments to settle derivative				$ 0		0
Derivative financial assets outstanding				34,000,000		$ 55,000,000							92,000,000
Net payments to reset weighted average price of derivative instruments				$ 1,000,000
Weighted average price after reset (in dollars per share) | $ / shares				$ 54.16
Number of derivatives reset (in shares) | shares				0.5	0.5
Number of derivatives entered into (in shares) | shares				0.3	0.3	0.0	0.0
Derivatives entered into, weighted average price (in dollars per share) | $ / shares				$ 56.08		$ 0
Number of derivatives settled (in shares) | shares						0.7	0.7
Derivatives settled, weighted average price (in dollars per share) | $ / shares						$ 71.66
Equity derivatives | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Weighted average price of hedging instrument | $ / shares				51.82		51.76
Derivative financial assets outstanding				$ 4,600,000		$ 4,300,000
Equity derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Weighted average price of hedging instrument | $ / shares				50.37
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount								9,200,000,000		8,400,000,000
Notional amount of outstanding bond forwards				$ 6,201,000,000		3,409,000,000		4,642,000,000		2,570,000,000
Payments to settle derivative				0		0
Derivative financial assets outstanding				$ 1,098,000,000		$ 1,412,000,000							1,332,000,000
Cash flow hedges | Lease Liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 142,000,000		$ 70,000,000
Average foreign exchange rate | $ / $				1.35	1.35	1.32	1.32
Cash flow hedges | Bond forwards
Disclosure of detailed information about financial instruments [line items]
Payments to settle derivative						$ 111,000,000
Outstanding bond forwards				$ 0		0							87,000,000
Cash flow hedges | Bond forwards | Senior Notes Due 2049 - 4.350%
Disclosure of detailed information about financial instruments [line items]
Notional amount of outstanding bond forwards						400,000,000
Payments to settle derivative						57,000,000
Cash flow hedges | Bond forwards | Senior Notes Due 2029
Disclosure of detailed information about financial instruments [line items]
Notional amount of outstanding bond forwards						500,000,000
Payments to settle derivative						$ 54,000,000
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Percent of derivatives designated as hedges				100.00%		100.00%		100.00%		100.00%
Notional amount								$ 1,590,000,000		$ 990,000,000
Average foreign exchange rate | $ / $				1.34	1.34	1.30	1.30
Notional amount of outstanding bond forwards				$ 2,134,000,000		$ 952,000,000		$ 1,590,000,000		$ 720,000,000
Payments to settle derivative				1,221,000,000		1,124,000,000
Outstanding bond forwards				$ 109,000,000
Derivative financial assets outstanding						$ 1,000,000							$ 122,000,000
Cash flow hedges | Expenditure derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | $ / $				1.36	1.36